Financial instruments - Interest Rate Risk (Details)	12 Months Ended
Dec. 31, 2025
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)	1.00%